Identification and Activities of the Company and Subsidiaries (Details 2) - shares	Dec. 31, 2019	Dec. 31, 2018
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		7,138,685
Number of Shares Outstanding, Ownership Percentage		2.71%
The Bank of New York Mellon, ADRs [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	14.56%	13.39%
Sociedad de Inversiones Pampa Calichera S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	18.50%	20.89%
Potasios de Chile S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	6.91%	6.91%
Inversiones Global Mining Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	3.34%	3.34%
Banco de Chile Non Resident Third Party Accounts [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	2.60%	4.07%
Banco Itau via Foreign Investor Accounts [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	2.80%	3.07%
Banco Santander via Foreign Investor [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		0
Number of Shares Outstanding, Ownership Percentage	2.51%	0.00%
Euroamerica C de B SA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	1.85%
Banchile C de B S A [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	1.82%	1.73%
Inversiones la Esperanza de Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	1.59%	1.43%
Inversiones TLC SPA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	23.77%	23.77%
Santiago stock exchanges [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	1.18%
Series A Stock [Member] | The Bank of New York Mellon, ADRs [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series A Stock [Member] | Sociedad de Inversiones Pampa Calichera S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	44,894,152	44,894,152
Number of Shares Outstanding, Ownership Percentage	31.43%	31.43%
Series A Stock [Member] | Potasios de Chile S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	18,179,147	18,179,147
Number of Shares Outstanding, Ownership Percentage	12.73%	12.73%
Series A Stock [Member] | Inversiones Global Mining Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	8,798,539	8,798,539
Number of Shares Outstanding, Ownership Percentage	6.16%	6.16%
Series A Stock [Member] | Banco de Chile Non Resident Third Party Accounts [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	109	15,687
Number of Shares Outstanding, Ownership Percentage	0.00%	0.01%
Series A Stock [Member] | Banco Itau via Foreign Investor Accounts [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series A Stock [Member] | Banco Santander via Foreign Investor [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0
Number of Shares Outstanding, Ownership Percentage	0.00%
Series A Stock [Member] | Euroamerica C de B SA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	3,056
Number of Shares Outstanding, Ownership Percentage	0.00%
Series A Stock [Member] | Banchile C de B S A [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	491,729	528,092
Number of Shares Outstanding, Ownership Percentage	0.34%	0.37%
Series A Stock [Member] | Inversiones la Esperanza de Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	4,147,263	3,711,598
Number of Shares Outstanding, Ownership Percentage	2.90%	2.60%
Series A Stock [Member] | Inversiones TLC SPA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	62,556,568	62,556,568
Number of Shares Outstanding, Ownership Percentage	43.80%	43.80%
Series A Stock [Member] | Santiago stock exchanges [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	30,590
Number of Shares Outstanding, Ownership Percentage	0.02%
Series B Stock [Member] | The Bank of New York Mellon, ADRs [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	38,311,788	35,254,267
Number of Shares Outstanding, Ownership Percentage	31.83%	29.29%
Series B Stock [Member] | Sociedad de Inversiones Pampa Calichera S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	3,793,154	10,093,154
Number of Shares Outstanding, Ownership Percentage	3.15%	8.38%
Series B Stock [Member] | Potasios de Chile S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series B Stock [Member] | Inversiones Global Mining Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series B Stock [Member] | Banco de Chile Non Resident Third Party Accounts [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	6,842,746	10,703,812
Number of Shares Outstanding, Ownership Percentage	5.68%	8.89%
Series B Stock [Member] | Banco Itau via Foreign Investor Accounts [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	7,373,216	8,085,730
Number of Shares Outstanding, Ownership Percentage	6.13%	6.72%
Series B Stock [Member] | Banco Santander via Foreign Investor [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	6,618,416
Number of Shares Outstanding, Ownership Percentage	5.50%	5.93%
Series B Stock [Member] | Euroamerica C de B SA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	4,863,467
Number of Shares Outstanding, Ownership Percentage	4.04%
Series B Stock [Member] | Banchile C de B S A [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	4,285,696	4,028,611
Number of Shares Outstanding, Ownership Percentage	3.56%	3.35%
Series B Stock [Member] | Inversiones la Esperanza de Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	46,500	46,500
Number of Shares Outstanding, Ownership Percentage	0.04%	0.04%
Series B Stock [Member] | Inversiones TLC SPA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series B Stock [Member] | Santiago stock exchanges [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	3,077,930
Number of Shares Outstanding, Ownership Percentage	2.56%